Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.5% of net assets

Equity Funds 99.5%
International 29.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,734,400	33,945,697
Schwab Fundamental International Large Company Index Fund	4,715,579	40,412,515
Schwab Fundamental International Small Company Index Fund	2,797,329	33,567,952
Schwab International Index Fund	4,808,102	94,142,638
		202,068,802
Large-Cap 45.1%
Schwab Fundamental US Large Company Index Fund	5,432,610	93,223,590
Schwab S&P 500 Index Fund	4,669,583	215,081,016
		308,304,606
Small-Cap 24.9%
Schwab Fundamental US Small Company Index Fund	3,726,409	51,163,596
Schwab Small-Cap Index Fund	4,122,157	119,336,443
		170,500,039
Total Affiliated Underlying Funds
(Cost $437,324,822)		680,873,447
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets

Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
1.75%, 08/01/19 (a)	2,391,511	2,391,511
Total Short-Term Investment
(Cost $2,391,511)		2,391,511
(a)	The rate shown is the current daily overnight rate.

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$33,572,556	$896,449	($2,360,000)	($165,234)	$2,001,926	$33,945,697	3,734,400	$896,449
Schwab Fundamental International Large Company Index Fund	39,820,414	2,093,428	(1,000,000)	(176,172)	(325,155)	40,412,515	4,715,579	1,273,428
Schwab Fundamental International Small Company Index Fund	32,238,329	3,925,261	(950,000)	(243,107)	(1,402,531)	33,567,952	2,797,329	1,695,261
Schwab Fundamental US Large Company Index Fund	90,200,058	7,277,962	(4,124,000)	324,858	(455,288)	93,223,590	5,432,610	7,277,962
Schwab Fundamental US Small Company Index Fund	48,867,947	4,511,963	—	—	(2,216,314)	51,163,596	3,726,409	4,511,963
Schwab International Index Fund	91,593,031	3,180,692	(3,440,000)	(575,305)	3,384,220	94,142,638	4,808,102	2,610,692
Schwab S&P 500 Index Fund	208,352,966	4,987,298	(16,373,000)	6,794,111	11,319,641	215,081,016	4,669,583	4,987,297
Schwab Small-Cap Index Fund	112,162,092	12,913,861	(2,720,000)	(325,250)	(2,694,260)	119,336,443	4,122,157	9,463,865
Total	$656,807,393	$39,786,914	($30,967,000)	$5,633,901	$9,612,239	$680,873,447		$32,716,917
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$680,873,447	$—	$—	$680,873,447
Short-Term Investment[1]	—	2,391,511	—	2,391,511
Total	$680,873,447	$2,391,511	$—	$683,264,958
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.1% of net assets

Equity Funds 79.9%
International 19.6%
Schwab Fundamental Emerging Markets Large Company Index Fund	2,989,460	27,174,190
Schwab Fundamental International Large Company Index Fund	3,667,966	31,434,467
Schwab Fundamental International Small Company Index Fund	2,144,841	25,738,086
Schwab International Index Fund	3,827,883	74,949,944
		159,296,687
Large-Cap 40.1%
Schwab Fundamental US Large Company Index Fund	5,721,273	98,177,046
Schwab S&P 500 Index Fund	4,939,393	227,508,427
		325,685,473
Small-Cap 20.2%
Schwab Fundamental US Small Company Index Fund	3,571,683	49,039,212
Schwab Small-Cap Index Fund	3,955,686	114,517,118
		163,556,330
		648,538,490

Security	Number of Shares	Value ($)
Fixed-Income Funds 15.1%
Intermediate-Term Bond 15.1%
Schwab U.S. Aggregate Bond Index Fund	11,958,464	122,215,499

Money Market Fund 4.1%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	33,455,535	33,468,917
Total Affiliated Underlying Funds
(Cost $513,929,402)		804,222,906
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
1.75%, 08/01/19 (b)	5,330,541	5,330,541
Total Short-Term Investment
(Cost $5,330,541)		5,330,541
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$25,765,192	$717,989	($780,000)	($73,066)	$1,544,075	$27,174,190	2,989,460	$717,989
Schwab Fundamental International Large Company Index Fund	30,771,226	984,042	—	—	(320,801)	31,434,467	3,667,966	984,042
Schwab Fundamental International Small Company Index Fund	24,877,126	2,033,491	—	—	(1,172,531)	25,738,086	2,144,841	1,263,491
Schwab Fundamental US Large Company Index Fund	95,587,664	8,823,641	(6,350,000)	709,189	(593,448)	98,177,046	5,721,273	7,603,642
Schwab Fundamental US Small Company Index Fund	46,890,348	5,659,372	(1,610,000)	32,047	(1,932,555)	49,039,212	3,571,683	4,329,372
Schwab International Index Fund	72,574,847	2,112,310	(2,243,000)	(113,104)	2,618,891	74,949,944	3,827,883	2,112,310
Schwab S&P 500 Index Fund	220,200,992	7,065,981	(19,490,000)	9,728,746	10,002,708	227,508,427	4,939,393	5,315,981
Schwab Small-Cap Index Fund	106,358,837	18,050,763	(7,230,000)	530	(2,663,012)	114,517,118	3,955,686	9,549,763
Schwab U.S. Aggregate Bond Index Fund	121,579,007	10,321,736	(17,080,000)	(458,014)	7,852,770	122,215,499	11,958,464	2,632,059
Schwab Variable Share Price Money Fund, Ultra Shares	36,854,941	607,342	(4,000,000)	(404)	7,038	33,468,917	33,455,535	605,575
Total	$781,460,180	$56,376,667	($58,783,000)	$9,825,924	$15,343,135	$804,222,906		$35,114,224
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$804,222,906	$—	$—	$804,222,906
Short-Term Investment[1]	—	5,330,541	—	5,330,541
Total	$804,222,906	$5,330,541	$—	$809,553,447
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

Equity Funds 60.0%
International 14.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,502,954	13,661,852
Schwab Fundamental International Large Company Index Fund	1,822,000	15,614,543
Schwab Fundamental International Small Company Index Fund	1,109,190	13,310,276
Schwab International Index Fund	1,904,833	37,296,635
		79,883,306
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund	2,869,866	49,246,905
Schwab S&P 500 Index Fund	2,470,954	113,812,122
		163,059,027
Small-Cap 15.1%
Schwab Fundamental US Small Company Index Fund	1,760,931	24,177,585
Schwab Small-Cap Index Fund	1,998,478	57,855,926
		82,033,511
		324,975,844

Security	Number of Shares	Value ($)
Fixed-Income Fund 35.0%
Intermediate-Term Bond 35.0%
Schwab U.S. Aggregate Bond Index Fund	18,552,420	189,605,730

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	22,911,597	22,920,762
Total Affiliated Underlying Funds
(Cost $386,782,680)		537,502,336
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Citibank
1.75%, 08/01/19 (b)	2,544,439	2,544,439
Total Short-Term Investment
(Cost $2,544,439)		2,544,439
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$12,554,961	$349,864	$—	$—	$757,027	$13,661,852	1,502,954	$349,864
Schwab Fundamental International Large Company Index Fund	15,285,089	488,807	—	—	(159,353)	15,614,543	1,822,000	488,806
Schwab Fundamental International Small Company Index Fund	12,581,961	1,269,028	—	—	(540,713)	13,310,276	1,109,190	639,028
Schwab Fundamental US Large Company Index Fund	45,785,310	5,575,561	(2,160,000)	86,482	(40,448)	49,246,905	2,869,866	3,845,561
Schwab Fundamental US Small Company Index Fund	22,944,882	3,156,727	(950,000)	58,676	(1,032,700)	24,177,585	1,760,931	2,216,727
Schwab International Index Fund	35,229,878	2,745,375	(2,060,000)	(44,638)	1,426,020	37,296,635	1,904,833	1,025,375
Schwab S&P 500 Index Fund	107,791,367	9,359,978	(13,680,000)	2,079,112	8,261,665	113,812,122	2,470,954	2,679,978
Schwab Small-Cap Index Fund	53,465,395	11,061,302	(5,350,000)	(275,077)	(1,045,694)	57,855,926	1,998,478	4,811,301
Schwab U.S. Aggregate Bond Index Fund	183,405,301	20,470,666	(25,720,000)	(566,279)	12,016,042	189,605,730	18,552,420	4,081,039
Schwab Variable Share Price Money Fund, Ultra Shares	24,009,301	406,917	(1,500,000)	(152)	4,696	22,920,762	22,911,597	406,961
Total	$513,053,445	$54,884,225	($51,420,000)	$1,338,124	$19,646,542	$537,502,336		$20,544,640
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$537,502,336	$—	$—	$537,502,336
Short-Term Investment[1]	—	2,544,439	—	2,544,439
Total	$537,502,336	$2,544,439	$—	$540,046,775
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™

Portfolio Holdings as of July 31, 2019 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

Equity Funds 40.0%
International 9.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	455,960	4,144,679
Schwab Fundamental International Large Company Index Fund	590,215	5,058,144
Schwab Fundamental International Small Company Index Fund	334,489	4,013,871
Schwab International Index Fund	603,647	11,819,404
		25,036,098
Large-Cap 20.1%
Schwab Fundamental US Large Company Index Fund	915,780	15,714,783
Schwab S&P 500 Index Fund	777,763	35,823,770
		51,538,553
Small-Cap 10.2%
Schwab Fundamental US Small Company Index Fund	587,760	8,069,951
Schwab Small-Cap Index Fund	625,955	18,121,387
		26,191,338
		102,765,989

Security	Number of Shares	Value ($)
Fixed-Income Fund 55.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	13,836,847	141,412,581

Money Market Fund 4.2%
Schwab Variable Share Price Money Fund, Ultra Shares 2.28% (a)	10,718,214	10,722,502
Total Affiliated Underlying Funds
(Cost $204,601,902)		254,901,072
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Australia & New Zealand Banking Group Ltd.
1.75%, 08/01/19 (b)	1,879,192	1,879,192
Total Short-Term Investment
(Cost $1,879,192)		1,879,192
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended July 31, 2019:
Affiliated Underlying Funds	Market Value at 10/31/18	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 07/31/19	Balance of Shares Held at 07/31/19	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,105,451	$444,360	($650,000)	$6,367	$238,501	$4,144,679	455,960	$114,360
Schwab Fundamental International Large Company Index Fund	4,536,567	1,361,816	(796,000)	(28,129)	(16,110)	5,058,144	590,215	161,816
Schwab Fundamental International Small Company Index Fund	3,794,384	1,136,212	(720,000)	(59,140)	(137,585)	4,013,871	334,489	216,212
Schwab Fundamental US Large Company Index Fund	14,220,447	4,070,828	(2,524,000)	(93,231)	40,739	15,714,783	915,780	1,280,828
Schwab Fundamental US Small Company Index Fund	7,155,427	3,042,841	(1,827,000)	(124,323)	(176,994)	8,069,951	587,760	737,840
Schwab International Index Fund	11,180,413	2,781,072	(2,545,000)	(11,367)	414,286	11,819,404	603,647	341,072
Schwab S&P 500 Index Fund	33,794,023	10,956,875	(12,113,000)	335,674	2,850,198	35,823,770	777,763	906,876
Schwab Small-Cap Index Fund	16,435,724	6,985,764	(4,740,000)	(293,300)	(266,801)	18,121,387	625,955	1,625,764
Schwab U.S. Aggregate Bond Index Fund	131,977,198	23,775,610	(22,940,000)	(790,772)	9,390,545	141,412,581	13,836,847	3,065,981
Schwab Variable Share Price Money Fund, Ultra Shares	11,128,550	11,091,826	(11,500,000)	755	1,371	10,722,502	10,718,214	191,952
Total	$238,328,184	$65,647,204	($60,355,000)	($1,057,466)	$12,338,150	$254,901,072		$8,642,701
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of July 31, 2019:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$254,901,072	$—	$—	$254,901,072
Short-Term Investment[1]	—	1,879,192	—	1,879,192
Total	$254,901,072	$1,879,192	$—	$256,780,264
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JUL19